Revenue	12 Months Ended
Mar. 31, 2025
Revenue [abstract]
Revenue	Revenue
(1) Revenue breakdown
Revenue breakdowns by revenue from contracts with customers and other sources for the year ended March 31,
2023, 2024 and 2025, are as follows:

	For the fiscal year ended March 31,
(In millions)	2023	2024	2025
Revenue arising from contracts with customers
Transaction revenue(1)	¥174,937	¥223,046	¥381,705
Commission received(2)	1,055	729	1,500
Other revenue(3)	932	274	—
Sub-total	176,924	224,049	383,205

Other sources
Other revenue(4)	—	—	125
Sub-total	—	—	125
Total	¥176,924	¥224,049	¥383,330
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(1) Transaction revenue mainly refers to the revenue from sales of crypto assets to customers and cover counterparties.
(2) Commission received refers to remittance fees, deposit and withdrawal fees, commissions that received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck
NFT Marketplace and commissions that arise from transactions on the Exchange platform and others.
(3) Other revenue are mainly related to sales of NFTs owned by the Company.
(4) Other revenue are mainly related to the interest received from financial operations with JSF Trust and
Banking Co., Ltd.
(2)Contract balance
As of March 31, 2024 and 2025, there were no significant contract assets or contract liabilities.
For the years ended March 31, 2023, 2024 and 2025, there was no revenue recognized for performance obligations fulfilled (or partially fulfilled) in the past.
(3)Transaction price allocated to the remaining performance obligations
The Company does not have any contracts in which the projected initial contract period was longer than one year.
(4)Assets recognized from the costs to obtain or fulfill contracts with customers
The Company does not have any significant costs to obtain or fulfill contracts with customers.